AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

VARIABLE ACCOUNT A
GROUP IMMEDIATE VARIABLE ANNUITY CONTRACTS

VARIABLE ACCOUNT B
GROUP FLEXIBLE PREMIUM
VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

SUPPLEMENT DATED MARCH 3, 2010
TO STATEMENTS OF ADDITIONAL INFORMATION
DATED MAY 1, 2009

         Effective March 3, 2010, American International Life Assurance Company of New York ("AI Life") is amending its Statements of Additional Information ("SAIs") for the sole purpose of giving notification of the availability of certain financial information of American International Group, Inc. ("American International Group"), the parent company of AI Life.

         In the SAIs dated May 1, 2009, under "Financial Statements", delete the first paragraph under the subsection titled "Incorporation of American International Group, Inc. Financial Information" and replace it with the following new paragraphs:

         The consolidated financial statements and financial statement schedules (including management's assessment of the effectiveness of internal control over financial reporting) of American International Group included in American International Group's Annual Report on Form 10-K for the year ended December 31, 2009, File No. 001-08787, was filed on February 26, 2010.

         American International Group is subject to the informational requirements of the Securities Exchange Act of 1934. American International Group files reports and other information with the SEC to meet those requirements. American International Group files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and American International Group's website at http://www.aig.com.

You can also inspect and copy this information at SEC public facilities at the following locations:

Washington, District of Columbia
100 F. Street, N.E., Room 1580
Washington, DC 20549

Chicago, Illinois
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New York, New York
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New York, NY 10281